JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is
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© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Australia — 63.9%
ANZ Group Holdings Ltd.	8,540,737	217,279,340
APA Group	3,714,658	22,869,259
Aristocrat Leisure Ltd.	1,779,365	66,102,948
ASX Ltd.	551,235	21,941,569
BHP Group Ltd.	13,758,047	473,859,669
BlueScope Steel Ltd. (a)	1,247,735	26,041,554
Brambles Ltd.	3,909,024	60,678,641
Cochlear Ltd.	177,190	33,027,035
Coles Group Ltd.	3,811,210	56,310,020
Commonwealth Bank of Australia	4,768,373	493,626,093
Computershare Ltd.	1,577,477	35,825,405
CSL Ltd.	1,375,572	173,335,601
Evolution Mining Ltd.	5,696,282	54,702,693
Fortescue Ltd.	4,515,357	65,386,293
Goodman Group, REIT	5,543,261	117,759,328
GPT Group (The), REIT	5,449,351	20,020,986
Insurance Australia Group Ltd.	6,799,845	35,849,734
Lottery Corp. Ltd. (The)	6,338,120	22,579,081
Macquarie Group Ltd.	1,034,646	151,844,461
Medibank Pvt Ltd.	7,842,317	25,163,376
Mirvac Group, REIT	11,236,255	15,604,526
National Australia Bank Ltd.	8,753,650	262,954,584
Northern Star Resources Ltd.	4,084,674	75,089,785
Orica Ltd.	1,387,804	24,722,631
Origin Energy Ltd.	4,905,714	40,233,279
Pro Medicus Ltd.	156,746	20,038,930
Qantas Airways Ltd.	2,111,413	14,762,226
QBE Insurance Group Ltd.	4,299,917	58,933,695
REA Group Ltd.	145,226	19,094,865
Rio Tinto Ltd. (a)	1,057,076	110,131,254
Santos Ltd.	8,767,467	42,756,730
Scentre Group, REIT	14,780,148	41,886,488
SEEK Ltd.	924,087	13,421,883
SGH Ltd.	567,886	18,199,646
Sigma Healthcare Ltd.	15,844,251	33,951,716
Sonic Healthcare Ltd.	1,324,226	21,176,775
South32 Ltd.	12,897,536	40,857,685
Stockland, REIT	6,790,934	25,408,999
Suncorp Group Ltd.	3,078,599	36,241,066
Telstra Group Ltd.	11,347,012	38,549,143
TPG Telecom Ltd.	1,212,485	3,270,757
Transurban Group	8,794,140	85,063,706
Vicinity Ltd., REIT	10,318,620	17,604,063
Washington H Soul Pattinson & Co. Ltd. (a)	722,686	19,348,912
Wesfarmers Ltd.	3,231,413	186,409,147
Westpac Banking Corp.	9,790,702	263,067,399
WiseTech Global Ltd. (a)	491,664	19,699,320

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Woodside Energy Group Ltd.	5,406,888	95,466,743
Woolworths Group Ltd.	3,478,592	74,651,942
		3,892,800,981
China — 1.2%
Budweiser Brewing Co. APAC Ltd. (b)	4,827,300	4,759,581
Wharf Holdings Ltd. (The)	2,717,000	8,778,316
Wilmar International Ltd.	5,136,700	13,715,209
Wuxi Biologics Cayman, Inc. * (b)	9,959,500	47,131,875
		74,384,981
Hong Kong — 16.6%
AIA Group Ltd.	29,803,800	343,860,822
CK Asset Holdings Ltd.	5,337,000	31,264,888
CK Infrastructure Holdings Ltd.	1,746,500	14,344,452
CLP Holdings Ltd.	5,150,000	48,680,569
Henderson Land Development Co. Ltd.	3,793,700	15,089,887
HKT Trust & HKT Ltd.	10,166,000	15,234,978
Hong Kong & China Gas Co. Ltd.	31,076,789	29,269,641
Hong Kong Exchanges & Clearing Ltd.	3,397,800	187,324,494
Link, REIT	7,295,300	33,542,062
MTR Corp. Ltd. (a)	4,492,000	19,862,818
Power Assets Holdings Ltd.	3,885,500	30,138,852
Sino Land Co. Ltd.	10,362,000	15,593,871
Sun Hung Kai Properties Ltd.	4,838,000	77,692,924
Swire Pacific Ltd., Class A (a)	967,500	9,336,272
Swire Pacific Ltd., Class B	2,070,000	3,362,515
Swire Properties Ltd.	2,952,400	8,948,879
Techtronic Industries Co. Ltd.	4,172,000	56,954,065
WH Group Ltd. (b)	22,214,191	26,214,872
Wharf Real Estate Investment Co. Ltd.	4,046,000	14,046,750
Zijin Gold International Co. Ltd. *	1,143,900	31,690,672
		1,012,454,283
Indonesia — 0.7%
Jardine Matheson Holdings Ltd.	560,900	40,877,224
Macau — 0.8%
Galaxy Entertainment Group Ltd.	6,410,000	32,567,691
Sands China Ltd.	6,362,179	13,807,716
		46,375,407
New Zealand — 1.2%
Auckland International Airport Ltd.	4,324,223	21,505,857
Fisher & Paykel Healthcare Corp. Ltd.	1,571,214	36,705,694
Meridian Energy Ltd.	3,664,338	12,430,859
		70,642,410
Singapore — 13.6%
CapitaLand Ascendas, REIT	10,350,328	23,162,583
CapitaLand Integrated Commercial Trust, REIT	13,936,277	26,164,044

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
CapitaLand Investment Ltd.	6,264,900	15,168,124
DBS Group Holdings Ltd.	5,801,300	269,658,083
Genting Singapore Ltd.	16,225,400	9,367,696
Jardine Cycle & Carriage Ltd.	169,200	4,220,220
Keppel Ltd.	4,032,100	34,687,472
Mapletree Pan Asia Commercial Trust, REIT	6,399,100	7,338,833
Oversea-Chinese Banking Corp. Ltd.	9,278,800	154,859,016
Singapore Airlines Ltd.	3,937,500	19,656,073
Singapore Exchange Ltd.	2,333,200	32,329,086
Singapore Technologies Engineering Ltd.	4,446,300	34,181,323
Singapore Telecommunications Ltd.	23,366,400	84,322,120
United Overseas Bank Ltd.	3,821,000	115,161,733
		830,276,406
United Kingdom — 1.0%
CK Hutchison Holdings Ltd.	7,585,500	61,164,213
United States — 0.6%
James Hardie Industries plc, CHDI *	1,649,306	37,582,597
Total Common Stocks (Cost $4,963,750,485)		6,066,558,502
Short-Term Investments — 0.3%
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $18,061,068)	18,061,068	18,061,068
Total Investments — 99.9% (Cost $4,981,811,553)		6,084,619,570
Other Assets in Excess of Liabilities — 0.1%		8,537,196
NET ASSETS — 100.0%		6,093,156,766

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $17,013,180.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	29.2%
Metals & Mining	14.4
Insurance	8.2
Capital Markets	6.5
Real Estate Management & Development	3.1
Broadline Retail	3.1
Biotechnology	2.8
Industrial Conglomerates	2.5
Hotels, Restaurants & Leisure	2.4
Diversified Telecommunication Services	2.3
Industrial REITs	2.3
Oil, Gas & Consumable Fuels	2.3
Electric Utilities	2.2
Consumer Staples Distribution & Retail	2.2
Transportation Infrastructure	1.7
Diversified REITs	1.6
Retail REITs	1.5
Health Care Equipment & Supplies	1.1
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	9.3
Short-Term Investments	0.3
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	288	02/26/2026	SGD	10,325,981	(45,195)
SPI 200 Index	96	03/19/2026	AUD	14,651,761	235,973
					190,778

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$3,892,800,981	$—	$3,892,800,981
China	8,778,316	65,606,665	—	74,384,981
Hong Kong	3,362,515	1,009,091,768	—	1,012,454,283
Indonesia	—	40,877,224	—	40,877,224
Macau	—	46,375,407	—	46,375,407
New Zealand	21,505,857	49,136,553	—	70,642,410

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Singapore	$—	$830,276,406	$—	$830,276,406
United Kingdom	—	61,164,213	—	61,164,213
United States	—	37,582,597	—	37,582,597
Total Common Stocks	33,646,688	6,032,911,814	—	6,066,558,502
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	18,061,068	—	—	18,061,068
Total Investments in Securities	$51,707,756	$6,032,911,814	$—	$6,084,619,570
Appreciation in Other Financial Instruments
Futures Contracts	$235,973	$—	$—	$235,973
Depreciation in Other Financial Instruments
Futures Contracts	$(45,195)	$—	$—	$(45,195)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$190,778	$—	$—	$190,778
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$19,372,222	$57,324,233	$58,635,387	$—	$—	$18,061,068	18,061,068	$207,838	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.